Medical insurance plans (Detail 12.3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ (220)	$ 286	$ (880)
Post-employment medical insurance plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation	7	1
Gains / (losses) recognized in other comprehensive income, before tax	7	1	(13)
UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation	3	1
Gains / (losses) recognized in other comprehensive income, before tax	3	1	(5)
US plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation	4	0
Gains / (losses) recognized in other comprehensive income, before tax	4	0	(7)
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(70)	308	(880)
UBS AG | Post-employment medical insurance plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation	7	1
Gains / (losses) recognized in other comprehensive income, before tax	7	1	(13)
UBS AG | UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation	3	1
Gains / (losses) recognized in other comprehensive income, before tax	3	1	(5)
UBS AG | US plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation	4	0
Gains / (losses) recognized in other comprehensive income, before tax	$ 4	$ 0	$ (7)